Premises And Equipment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment [Abstract]
Depreciation	$ 524	$ 581	$ 565